Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of summarized segment information
Presented in the tables below is summarized segment information as of and for the years ended December 31:

	2025
	Regulated Businesses	Other	Consolidated
Operating revenues	$4,723	$417	$5,140
Less:
Operation and maintenance (a)	1,642	377	2,019
Other segment items (b)	271	9	280
Depreciation and amortization	883	11	894
Interest expense	474	141	615
Interest income	(5)	(85)	(90)
Provision for (benefit from) income taxes	321	(10)	311

Net income (loss) attributable to common shareholders	$1,137	$(26)	$1,111

Total assets	$32,649	$2,793	$35,442
Capital expenditures	$3,112	$14	$3,126

(a)	Significant segment expense.
(b)
Other segment items included in segment net income includes General taxes,
Non-operating
benefit costs, net, and Other income (expense), net, primarily Allowance for other funds used during construction.

	2024
	Regulated Businesses	Other	Consolidated
Operating revenues	$4,296	$388	$4,684
Less:
Operation and maintenance (a)	1,517	341	1,858
Other segment items (b)	241	9	250
Depreciation and amortization	772	16	788
Interest expense	416	107	523
Interest income	(17)	(77)	(94)
Provision for income taxes	302	6	308

Net income (loss) attributable to common shareholders	$1,065	$(14)	$1,051

Total assets	$29,941	$2,889	$32,830
Capital expenditures	$2,838	$18	$2,856

(a)	Significant segment expense.
(b)
Other segment items included in segment net income includes General taxes,
Non-operating
benefit costs, net, and Other income (expense), net, primarily Allowance for other funds used during construction.

	2023
	Regulated Businesses	Other	Consolidated
Operating revenues	$3,920	$314	$4,234
Less:
Operation and maintenance (a)	1,441	279	1,720
Other segment items (b)	220	7	227
Depreciation and amortization	693	11	704
Interest expense	364	96	460
Interest income	(28)	(45)	(73)
Provision for (benefit from) income taxes	259	(7)	252

Net income (loss) attributable to common shareholders	$971	$(27)	$944

Total assets	$27,480	$2,818	$30,298
Capital expenditures	$2,551	$24	$2,575

(a)	Significant segment expense.
(b)
Other segment items included in segment net income includes General taxes, Other operating expenses,
Non-operating
benefit costs, net, and Other income (expense), net, primarily Allowance for other funds used during construction.